LVIP Blended Mid Cap Managed Volatility Fund
Schedule of Investments
September 30, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–94.42%
Aerospace & Defense–0.31%
BWX Technologies	13,516	$ 761,086
†Hexcel	6,675	223,946
Huntington Ingalls Industries	1,900	267,425
L3Harris Technologies	1,888	320,658
TransDigm Group	2,000	950,240
		2,523,355
Air Freight & Logistics–0.07%
Expeditors International of Washington	6,100	552,172
		552,172
Auto Components–0.06%
†Aptiv	5,308	486,637
		486,637
Automobiles–0.05%
Ferrari	2,000	368,180
		368,180
Banks–0.17%
First Republic Bank	3,000	327,180
Signature Bank	4,300	356,857
†SVB Financial Group	1,808	435,041
Webster Financial	10,346	273,238
		1,392,316
Beverages–0.28%
Brown-Forman Class B	21,200	1,596,784
Constellation Brands Class A	3,500	663,285
		2,260,069
Biotechnology–4.82%
†ACADIA Pharmaceuticals	29,100	1,200,375
†Acceleron Pharma	10,300	1,159,059
†Agios Pharmaceuticals	7,500	262,500
†Alexion Pharmaceuticals	6,700	766,681
†Alnylam Pharmaceuticals	40,181	5,850,354
†Argenx ADR	4,567	1,198,929
†Ascendis Pharma ADR	21,222	3,274,979
†BioMarin Pharmaceutical	27,600	2,099,808
†BioNTech ADR	7,100	491,533
†Bluebird Bio	5,500	296,725
†Blueprint Medicines	9,200	852,840
†Exact Sciences	17,600	1,794,320
†Exelixis	139,523	3,411,337
†FibroGen	15,400	633,248
†Genmab Sponsored ADR	10,200	373,422
†Incyte	33,000	2,961,420
†Ionis Pharmaceuticals	16,200	768,690
†Neurocrine Biosciences	19,427	1,868,100
†Sage Therapeutics	5,427	331,698
†Sarepta Therapeutics	6,200	870,666
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Seattle Genetics	40,286	$ 7,883,567
†Ultragenyx Pharmaceutical	8,330	684,643
		39,034,894
Building Products–0.98%
Allegion	9,300	919,863
AO Smith	7,300	385,440
†AZEK	17,898	623,029
Fortune Brands Home & Security	8,978	776,777
Lennox International	13,991	3,814,086
Trane Technologies	12,000	1,455,000
		7,974,195
Capital Markets–3.50%
Apollo Global Management	35,228	1,576,453
Cboe Global Markets	8,000	701,920
FactSet Research Systems	1,700	569,296
MarketAxess Holdings	5,850	2,817,302
MSCI	33,535	11,964,617
Nasdaq	53,249	6,534,185
Tradeweb Markets Class A	72,152	4,184,816
		28,348,589
Chemicals–1.14%
CF Industries Holdings	14,263	438,017
Chr Hansen Holding	21,813	2,421,373
PPG Industries	3,200	390,656
RPM International	14,400	1,192,896
Scotts Miracle-Gro	31,298	4,785,777
		9,228,719
Commercial Services & Supplies–2.09%
ADT	38,600	315,362
Cintas	10,400	3,461,432
†Copart	90,939	9,563,145
†IAA	24,158	1,257,907
Ritchie Bros Auctioneers	7,300	432,525
Rollins	14,632	792,908
Waste Connections	10,550	1,095,090
		16,918,369
Communications Equipment–0.10%
Motorola Solutions	5,400	846,774
		846,774
Construction & Engineering–0.04%
Valmont Industries	2,500	310,450
		310,450
Construction Materials–0.89%
Vulcan Materials	53,018	7,186,060
		7,186,060
LVIP Blended Mid Cap Managed Volatility Fund–1

LVIP Blended Mid Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Containers & Packaging–0.54%
Avery Dennison	7,600	$ 971,584
Ball	34,300	2,851,016
Sealed Air	14,300	554,983
		4,377,583
Distributors–0.81%
Pool	19,536	6,535,573
		6,535,573
Diversified Consumer Services–1.63%
†Bright Horizons Family Solutions	76,667	11,656,451
†Grand Canyon Education	5,200	415,688
Service Corp. International	9,700	409,146
†Terminix Global Holdings	18,900	753,732
		13,235,017
Diversified Financial Services–0.34%
†Cohn Robbins Holdings	55,459	559,581
†Dragoneer Growth Opportunities	57,885	709,091
†Foley Trasimene Acquisition II	57,320	584,664
†Reinvent Technology Partners	75,625	868,924
		2,722,260
Electrical Equipment–1.30%
AMETEK	71,136	7,070,918
†Generac Holdings	7,100	1,374,844
Hubbell	2,500	342,100
Rockwell Automation	7,800	1,721,304
		10,509,166
Electronic Equipment, Instruments & Components–1.69%
Amphenol Class A	29,700	3,215,619
CDW	24,100	2,880,673
Cognex	13,600	885,360
†Coherent	3,100	343,883
Corning	12,900	418,089
FLIR Systems	5,100	182,835
†IPG Photonics	2,400	407,928
†Keysight Technologies	18,819	1,858,941
Littelfuse	11,709	2,076,474
†Zebra Technologies Class A	5,600	1,413,776
		13,683,578
Entertainment–2.55%
†Electronic Arts	23,115	3,014,427
†Live Nation Entertainment	12,500	673,500
†Spotify Technology	20,100	4,875,657
†Take-Two Interactive Software	60,648	10,020,263
Warner Music Group Class A	34,829	1,000,985
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Entertainment (continued)
†Zynga Class A	121,500	$ 1,108,080
		20,692,912
Equity Real Estate Investment Trusts–1.50%
CoreSite Realty	37,017	4,400,581
CubeSmart	13,500	436,185
MGM Growth Properties Class A	13,500	377,730
SBA Communications	21,844	6,956,877
		12,171,373
Food & Staples Retailing–0.10%
Casey's General Stores	4,420	785,213
		785,213
Food Products–0.58%
Conagra Brands	13,000	464,230
Hershey	17,100	2,451,114
McCormick & Co Non-Voting Shares	7,600	1,475,160
Tyson Foods Class A	5,522	328,449
		4,718,953
Health Care Equipment & Supplies–6.36%
†ABIOMED	4,200	1,163,652
†Align Technology	16,449	5,384,745
Cooper	9,069	3,057,341
†DexCom	16,397	6,759,335
†Hologic	33,796	2,246,420
†ICU Medical	1,255	229,364
†IDEXX Laboratories	14,998	5,895,864
†Masimo	27,482	6,487,401
†Novocure	10,600	1,179,886
†Penumbra	5,500	1,069,090
†Quidel	7,200	1,579,536
STERIS	48,735	8,586,620
Teleflex	5,596	1,904,990
West Pharmaceutical Services	21,768	5,984,023
		51,528,267
Health Care Providers & Services–1.95%
†Acadia Healthcare	11,983	353,259
†Amedisys	6,600	1,560,438
†Centene	39,232	2,288,402
†DaVita	13,800	1,181,970
†Guardant Health	18,786	2,099,899
McKesson	30,445	4,534,174
†Molina Healthcare	9,700	1,775,488
Quest Diagnostics	13,614	1,558,667
†Universal Health Services Class B	3,800	406,676
		15,758,973

LVIP Blended Mid Cap Managed Volatility Fund–2

LVIP Blended Mid Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Technology–1.36%
†American Well Class A	5,822	$ 172,564
Cerner	10,200	737,358
†GoodRx Holdings Class A	4,826	268,326
†Livongo Health	32,837	4,598,822
†Veeva Systems Class A	18,600	5,230,134
		11,007,204
Hotels, Restaurants & Leisure–3.22%
†Chipotle Mexican Grill	8,243	10,251,902
Domino's Pizza	14,077	5,986,667
†DraftKings Class A	16,161	950,913
Dunkin' Brands Group	57,662	4,723,094
MGM Resorts International	15,944	346,782
Papa John's International	4,098	337,183
†Penn National Gaming	13,515	982,541
Restaurant Brands International	6,123	352,134
Vail Resorts	5,194	1,111,360
†Wynn Resorts	4,400	315,964
†Yum China Holdings	6,600	349,470
Yum! Brands	4,000	365,200
		26,073,210
Household Durables–0.19%
†NVR	380	1,551,586
		1,551,586
Household Products–0.61%
Church & Dwight	27,700	2,595,767
Clorox	9,600	2,017,632
Reynolds Consumer Products	10,730	328,553
		4,941,952
Industrial Conglomerates–0.35%
Roper Technologies	7,162	2,829,778
		2,829,778
Insurance–1.05%
Arthur J. Gallagher & Co.	59,752	6,308,616
Assurant	6,400	776,384
Axis Capital Holdings	7,900	347,916
†GoHealth Class A	15,851	206,459
†Selectquote	4,815	97,504
=†πSelectquote Lockup Shares	37,111	751,498
		8,488,377
Interactive Media & Services–2.07%
†IAC/InterActive	36,909	4,420,960
†Match Group	93,963	10,397,006
†Snap Class A	67,400	1,759,814
†ZoomInfo Technologies Class A	4,308	185,201
		16,762,981
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Internet & Direct Marketing Retail–0.66%
†Chewy Class A	57,019	$ 3,126,352
†Etsy	18,100	2,201,503
		5,327,855
IT Services–7.22%
†Akamai Technologies	24,600	2,719,284
†Black Knight	90,327	7,862,965
Booz Allen Hamilton Holding	25,481	2,114,413
Broadridge Financial Solutions	16,700	2,204,400
†EPAM Systems	2,500	808,200
†Euronet Worldwide	7,100	646,810
Fidelity National Information Services	24,259	3,571,167
†FleetCor Technologies	13,180	3,138,158
†Gartner	12,049	1,505,523
Genpact	15,300	595,935
Global Payments	26,843	4,766,780
†GoDaddy Class A	23,100	1,754,907
Leidos Holdings	12,400	1,105,460
†MongoDB	5,900	1,365,909
†Okta	37,519	8,023,438
Paychex	9,500	757,815
†Snowflake Class A	1,931	484,681
†Square Class A	24,367	3,960,856
†StoneCo Class A	16,728	884,744
†Twilio Class A	15,100	3,731,059
†VeriSign	7,800	1,597,830
†WEX	5,000	694,850
†Wix.com	16,614	4,234,078
		58,529,262
Leisure Products–0.39%
†Peloton Interactive Class A	31,974	3,173,100
		3,173,100
Life Sciences Tools & Services–5.47%
†Adaptive Biotechnologies	64,276	3,125,742
Agilent Technologies	40,978	4,136,319
†Avantor	125,343	2,818,964
Bio-Techne	19,318	4,785,648
Bruker	9,600	381,600
†Charles River Laboratories International	28,806	6,523,119
†ICON	28,551	5,455,811
†IQVIA Holdings	6,100	961,543
†Mettler-Toledo International	4,255	4,109,266
PerkinElmer	80,817	10,143,342
†PPD	14,668	542,569
†PRA Health Sciences	13,425	1,361,832
		44,345,755
Machinery–1.15%
Fortive	5,722	436,073

LVIP Blended Mid Cap Managed Volatility Fund–3

LVIP Blended Mid Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
Graco	13,000	$ 797,550
IDEX	23,604	4,305,606
†Middleby	3,858	346,101
Nordson	4,178	801,424
Otis Worldwide	9,500	592,990
PACCAR	4,900	417,872
Toro	10,800	906,660
Woodward	3,900	312,624
Xylem	4,700	395,364
		9,312,264
Media–0.29%
†Altice USA Class A	50,519	1,313,494
Cable One	546	1,029,445
		2,342,939
Metals & Mining–0.09%
Kirkland Lake Gold	14,700	716,331
		716,331
Multiline Retail–0.41%
†Dollar Tree	28,627	2,614,790
†Ollie's Bargain Outlet Holdings	8,300	725,005
		3,339,795
Oil, Gas & Consumable Fuels–0.15%
Cabot Oil & Gas	18,000	312,480
Concho Resources	6,834	301,516
=†πVenture Global LNG Series B	12	46,176
=†πVenture Global LNG Series C	149	573,352
		1,233,524
Pharmaceuticals–0.80%
†Catalent	15,613	1,337,409
†Elanco Animal Health	26,734	746,681
†GW Pharmaceuticals ADR	1,600	155,760
†Horizon Therapeutics	23,400	1,817,712
†Jazz Pharmaceuticals	5,700	812,763
†MyoKardia	3,000	408,990
Perrigo	6,800	312,188
Royalty Pharma Class A	21,655	911,026
		6,502,529
Professional Services–7.48%
†Clarivate	268,431	8,318,677
†CoStar Group	12,727	10,798,987
†Dun & Bradstreet Holdings	81,531	2,092,085
Equifax	34,629	5,433,290
IHS Markit	119,405	9,374,486
TransUnion	93,713	7,884,075
Verisk Analytics	62,174	11,521,464
Wolters Kluwer	60,655	5,174,019
		60,597,083
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Road & Rail–0.81%
JB Hunt Transport Services	6,077	$ 768,011
Kansas City Southern	19,857	3,590,742
Landstar System	3,400	426,666
Old Dominion Freight Line	9,900	1,791,108
		6,576,527
Semiconductors & Semiconductor Equipment–5.22%
ASM International	7,719	1,106,463
Entegris	76,404	5,679,873
†Inphi	15,600	1,751,100
KLA	26,309	5,097,106
Marvell Technology Group	37,495	1,488,552
†Maxim Integrated Products	15,400	1,041,194
Microchip Technology	34,000	3,493,840
MKS Instruments	18,732	2,046,096
Monolithic Power Systems	43,499	12,162,755
†Silicon Laboratories	11,826	1,157,174
Skyworks Solutions	10,600	1,542,300
Teradyne	27,100	2,153,366
Xilinx	34,316	3,577,100
		42,296,919
Software–16.77%
†Anaplan	16,900	1,057,602
†ANSYS	10,800	3,534,084
†Asana Class A	47,564	1,369,843
†Aspen Technology	10,761	1,362,235
†Atlassian Class A	3,300	599,907
†Autodesk	22,759	5,257,557
†Avalara	16,700	2,126,578
†Bentley Systems Class B	5,144	161,522
†Bill.Com Holdings	11,100	1,113,441
†Cadence Design Systems	140,362	14,966,800
†Ceridian HCM Holding	18,641	1,540,679
†Churchill Capital III Class A	66,300	679,575
Citrix Systems	9,500	1,308,245
Constellation Software	3,239	3,599,205
†Coupa Software	27,826	7,631,002
†Crowdstrike Holdings Class A	13,371	1,836,106
=†πDatabricks	3,406	163,488
†Datadog Class A	21,144	2,160,071
†DocuSign	37,039	7,972,274
†Duck Creek Technologies	1,211	55,016
†Dynatrace	13,812	566,568
†Everbridge	24,256	3,049,707
†Five9	17,302	2,243,723
†Fortinet	19,000	2,238,390
†Guidewire Software	34,661	3,614,102
†HubSpot	4,600	1,344,258
†nCino	8,000	637,440
†Nice Sponsored ADR	27,747	6,299,401
NortonLifeLock	15,300	318,852
†Palo Alto Networks	10,350	2,533,162
†Paycom Software	10,600	3,299,780

LVIP Blended Mid Cap Managed Volatility Fund–4

LVIP Blended Mid Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Paylocity Holding	22,140	$ 3,573,839
=†πProcore Technologies	959	43,155
†Proofpoint	11,300	1,192,715
†PTC	15,097	1,248,824
†RealPage	25,106	1,447,110
†RingCentral Class A	21,804	5,987,596
†ServiceNow	12,274	5,952,890
†Slack Technologies Class A	49,487	1,329,221
†Smartsheet Class A	12,300	607,866
†Splunk	22,800	4,289,364
SS&C Technologies Holdings	63,509	3,843,565
†Synopsys	38,272	8,189,443
=†πTanium Class B	9,649	109,952
†Trade Desk Class A	5,600	2,905,168
†Tyler Technologies	20,465	7,133,280
†Unity Software	11,749	1,025,453
†Workday Class A	3,350	720,686
†Zendesk	16,000	1,646,720
		135,887,460
Specialty Retail–3.23%
†AutoZone	2,015	2,372,945
†Burlington Stores	26,443	5,449,638
†CarMax	10,732	986,378
†Five Below	4,600	584,200
†O'Reilly Automotive	17,135	7,900,606
†Ross Stores	12,000	1,119,840
Tractor Supply	39,756	5,698,625
†Ulta Beauty	7,408	1,659,244
Williams-Sonoma	4,712	426,153
		26,197,629
Technology Hardware, Storage & Peripherals–0.09%
†Pure Storage Class A	47,744	734,780
		734,780
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods–1.27%
†Lululemon Athletica	31,306	$ 10,311,257
		10,311,257
Trading Companies & Distributors–0.22%
Fastenal	9,000	405,810
†HD Supply Holdings	9,700	400,028
†United Rentals	2,100	366,450
Watsco	2,600	605,514
		1,777,802
Total Common Stock (Cost $487,231,427)		765,007,546
CONVERTIBLE PREFERRED STOCKS–0.19%
=†πDatabricks Series F	7,776	373,248
=†πProcore Technologies Series B	640	28,800
=†πRappi Series E	9,859	589,036
=†πUiPath Series D1	22,611	420,417
=†πUiPath Series D2	3,798	70,618
=†πUiPath Series E	507	9,427
Total Convertible Preferred Stocks (Cost $1,307,691)		1,491,546

MONEY MARKET FUND–5.13%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.02%)	41,611,464	41,611,464
Total Money Market Fund (Cost $41,611,464)		41,611,464

TOTAL INVESTMENTS–99.74% (Cost $530,150,582)	808,110,556
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.26%	2,083,114
NET ASSETS APPLICABLE TO 45,014,429 SHARES OUTSTANDING–100.00%	$810,193,670

† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
π Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At September 30, 2020, the aggregate value of restricted securities was $3,179,167, which represented 0.39% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

LVIP Blended Mid Cap Managed Volatility Fund–5

LVIP Blended Mid Cap Managed Volatility Fund
Schedule of Investments (continued)
Restricted Securities
Investment	Date of Acquisition	Cost	Value
Databricks	7/24/2020	$163,573	$163,488
Databricks Series F	10/22/2019	333,967	373,248
Procore Technologies	7/15/2020	43,155	43,155
Procore Technologies Series B	7/15/2020	28,848	28,800
Rappi Series E	9/8/2020	589,036	589,036
Selectquote Lockup Shares	5/21/2020	668,000	751,498
Tanium Class B	9/24/2020	109,952	109,952
UiPath Series D1	4/30/2019	296,594	420,417
UiPath Series D2	4/30/2019	49,819	70,618
UiPath Series E	7/9/2020	9,427	9,427
Venture Global LNG Series B Series B	3/8/2018	36,240	46,176
Venture Global LNG Series C Series C	10/16/2017	554,369	573,352
Total		$2,882,980	$3,179,167

The following futures contracts were outstanding at September 30, 2020:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
6	British Pound	$483,900	$484,841	12/14/20	$—	$(941)
6	Euro	880,162	880,449	12/14/20	—	(287)
5	Japanese Yen	592,969	592,545	12/14/20	424	—
					424	(1,228)
Equity Contracts:
10	E-mini MSCI Emerging Markets Index	544,250	544,419	12/18/20	—	(169)
102	E-mini S&P 500 Index	17,095,200	17,233,017	12/18/20	—	(137,817)
88	E-mini S&P MidCap 400 Index	16,331,920	16,452,811	12/18/20	—	(120,891)
22	Euro STOXX 50 Index	823,857	827,756	12/18/20	—	(3,899)
7	FTSE 100 Index	527,630	529,942	12/18/20	—	(2,312)
3	Nikkei 225 Index (OSE)	659,650	664,498	12/10/20	—	(4,848)
					—	(269,936)
Total Futures Contracts					$424	$(271,164)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2020.

Summary of Abbreviations:
ADR–American Depositary Receipt
FTSE–Financial Times Stock Exchange
IT–Information Technology
LNG–Liquefied Natural Gas
MSCI–Morgan Stanley Capital International
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
See accompanying notes.
LVIP Blended Mid Cap Managed Volatility Fund–6

LVIP Blended Mid Cap Managed Volatility Fund
Notes
September 30, 2020 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Blended Mid Cap Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”). Restricted securities are valued at fair value using methods approved by the Board.   Futures contracts are valued at the daily quoted settlement prices.   Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$2,523,355	$—	$—	$2,523,355
LVIP Blended Mid Cap Managed Volatility Fund–7

LVIP Blended Mid Cap Managed Volatility Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Investments:
Air Freight & Logistics	$552,172	$—	$—	$552,172
Auto Components	486,637	—	—	486,637
Automobiles	368,180	—	—	368,180
Banks	1,392,316	—	—	1,392,316
Beverages	2,260,069	—	—	2,260,069
Biotechnology	39,034,894	—	—	39,034,894
Building Products	7,974,195	—	—	7,974,195
Capital Markets	28,348,589	—	—	28,348,589
Chemicals	6,807,346	2,421,373	—	9,228,719
Commercial Services & Supplies	16,918,369	—	—	16,918,369
Communications Equipment	846,774	—	—	846,774
Construction & Engineering	310,450	—	—	310,450
Construction Materials	7,186,060	—	—	7,186,060
Containers & Packaging	4,377,583	—	—	4,377,583
Distributors	6,535,573	—	—	6,535,573
Diversified Consumer Services	13,235,017	—	—	13,235,017
Diversified Financial Services	2,722,260	—	—	2,722,260
Electrical Equipment	10,509,166	—	—	10,509,166
Electronic Equipment, Instruments & Components	13,683,578	—	—	13,683,578
Entertainment	20,692,912	—	—	20,692,912
Equity Real Estate Investment Trusts	12,171,373	—	—	12,171,373
Food & Staples Retailing	785,213	—	—	785,213
Food Products	4,718,953	—	—	4,718,953
Health Care Equipment & Supplies	51,528,267	—	—	51,528,267
Health Care Providers & Services	15,758,973	—	—	15,758,973
Health Care Technology	11,007,204	—	—	11,007,204
Hotels, Restaurants & Leisure	26,073,210	—	—	26,073,210
Household Durables	1,551,586	—	—	1,551,586
Household Products	4,941,952	—	—	4,941,952
Industrial Conglomerates	2,829,778	—	—	2,829,778
Insurance	7,736,879	—	751,498	8,488,377
Interactive Media & Services	16,762,981	—	—	16,762,981
Internet & Direct Marketing Retail	5,327,855	—	—	5,327,855
IT Services	58,529,262	—	—	58,529,262
Leisure Products	3,173,100	—	—	3,173,100
Life Sciences Tools & Services	44,345,755	—	—	44,345,755
Machinery	9,312,264	—	—	9,312,264
Media	2,342,939	—	—	2,342,939
Metals & Mining	716,331	—	—	716,331
Multiline Retail	3,339,795	—	—	3,339,795
Oil, Gas & Consumable Fuels	613,996	—	619,528	1,233,524
Pharmaceuticals	6,502,529	—	—	6,502,529
Professional Services	55,423,064	5,174,019	—	60,597,083
Road & Rail	6,576,527	—	—	6,576,527
Semiconductors & Semiconductor Equipment	41,190,456	1,106,463	—	42,296,919
Software	135,570,865	—	316,595	135,887,460
Specialty Retail	26,197,629	—	—	26,197,629
Technology Hardware, Storage & Peripherals	734,780	—	—	734,780
Textiles, Apparel & Luxury Goods	10,311,257	—	—	10,311,257
Trading Companies & Distributors	1,777,802	—	—	1,777,802
Convertible Preferred Stocks	—	—	1,491,546	1,491,546
Money Market Fund	41,611,464	—	—	41,611,464
Total Investments	$796,229,534	$8,701,855	$3,179,167	$808,110,556
LVIP Blended Mid Cap Managed Volatility Fund–8

LVIP Blended Mid Cap Managed Volatility Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Derivatives:

Assets:
Futures Contract	$424	$—	$—	$424
Liabilities:
Futures Contracts	$(271,164)	$—	$—	$(271,164)
As a result of utilizing International fair value pricing at September 30, 2020, a portion of the Fund’s common stock investments was categorized as Level 2.
During the period ended September 30, 2020, there were no material transfers to or from Level 3 investments.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. As of December 31, 2018, the Trust had early adopted the removal of applicable disclosures. The ASU was fully adopted in the current period and the implementation of the ASU did not have an impact on the Fund's financial statements.
LVIP Blended Mid Cap Managed Volatility Fund–9